GOODWILL (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of goodwill [text block] [Abstract]
Disclosure of reconciliation of changes in goodwill [text block]
	2018 £m	2017 £m
At 1 January	2,310	2,016
Acquisition of businesses	–	302
Impairment charged to the income statement (note 11)	–	(8)
At 31 December	2,310	2,310
Cost[1]	2,664	2,664
Accumulated impairment losses	(354)	(354)
At 31 December	2,310	2,310
1	For acquisitions made prior to 1 January 2004, the date of transition to IFRS, cost is included net of amounts amortised up to 31 December 2003.